Non-Marketable Securities - Additional Information (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2021	Mar. 31, 2018
Moonshot - Internet SAS [Member]
Summary of Investment Holdings [Line Items]
Investment at cost	$ 2,410,000	$ 2,410,000
Investment at cost, percentage	6.68%	6.68%
Daokang (Beijing) Data Science Company Ltd [Member]
Summary of Investment Holdings [Line Items]
Investment at cost	$ 2,500,030		$ 2,500,030
Investment at cost, percentage	34.50%		34.50%